Loss Per Share	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Loss Per Share
LOSS PER SHARE

Basic earnings (loss) per share is computed by dividing net income (loss) by the number of weighted-average Class A common shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average Class A common shares outstanding and, if dilutive, potential Class A common shares outstanding during the period. Potential Class A common shares represent the incremental Class A common shares issuable for restricted stock units and stock option exercises. The Company calculates the dilutive effect of outstanding restricted stock units and stock options on earnings (loss) per share by application of the treasury stock method. The computations of basic and diluted earnings (loss) per share assumes that the number of Class A common shares outstanding for all periods prior to the closing of the IPO on July 23, 2014 was equal to the historical number of shares outstanding during each period.

Weighted Average Number of Shares

Nine Months Ended September 30, 2014
Weighted average number of shares:
Class A common stock - Basic and Diluted	27,066

Class A Common Stock

Basic and diluted loss per share for the nine months ended September 30, 2014 was calculated as follows:

	Nine Months Ended September 30, 2014
In thousands, except per share amounts	Basic	Diluted *
EPS Numerator:
Net loss attributable to Class A Common stock shareholders	$(4,014)	$(4,014)
Less: dividends declared on Class A Common stock	—	—
Net loss available to Class A Common stock shareholders	(4,014)	(4,014)
EPS Denominator:
Weighted-average shares outstanding	27,066	27,066
Earnings (loss) per share	$(0.15)	$(0.15)

*
The computations for diluted loss per share for the nine months ended September 30, 2014 excludes approximately 64.5 million shares of convertible Class B common stock, 5.8 million shares of convertible Class B1 common stock, 3.6 million RSAs, 0.8 million RSUs and 0.2 million options to purchase the Company's shares because the effect would have been anti-dilutive.